UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2017 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.6%
Consumer Discretionary - 10.0%
Dunkin' Brands Group	2,395	$127,127
LKQ *	4,774	171,816
Pool	1,172	126,775
		425,718
Consumer Staples - 2.8%
Church & Dwight	2,419	117,201

Energy - 2.4%
Core Laboratories	1,053	103,931

Financials - 10.3%
Affiliated Managers Group	966	183,376
Enstar Group *	621	138,079
PRA Group *	4,011	114,915
		436,370
Health Care - 23.5%
BioMarin Pharmaceutical *	1,549	144,165
Cambrex *	1,834	100,870
Cooper Companies	686	162,658
Genmab A/S - ADR *	1,138	125,817
Halozyme Therapeutics *	6,841	118,828
Mettler-Toledo International *	245	153,409
Omnicell *	3,730	190,417
		996,164
Industrials - 22.0%
Copart *	5,368	184,498
Dycom Industries *	1,784	153,210
HD Supply Holdings *	2,985	107,669
Hexcel	3,522	202,233
ICF International *	2,565	138,382
Middleby *	1,158	148,421
		934,413

Information Technology - 21.8%
ANSYS *	949	116,471
Aspen Technology *	2,063	129,577
Computer Modelling Group (a)	12,484	92,821
Criteo - ADR *	2,855	118,482
IPG Photonics *	750	138,795
Jack Henry & Associates	1,668	171,454
Qualys *	3,008	155,814
		923,414
Real Estate - 3.8%
SBA Communications - REIT *	1,119	161,192
TOTAL COMMON STOCKS
(Cost $3,512,736)		4,098,403

SHORT-TERM INVESTMENT - 4.0%
Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.91% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $168,140)	168,140	168,140

Total Investments - 100.6%
(Cost $3,680,876)		4,266,543
Other Assets and Liabilities, Net - (0.6)%		(25,720)
Total Net Assets - 100.0%		$4,240,823

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2017, the fair value of this investment was $92,821 or 2.2% of total net assets.  Information concerning the illquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Computer Modelling Group	12,484	9/15-2/17	$104,795

^	The rate shown is the annualized seven day effective yield as of September 30, 2017.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,005,582	$92,821	$-	$4,098,403
Short-Term Investment	168,140	-	-	168,140
Total Investments in Securities	$4,173,722	$92,821	$-	$4,266,543

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

TorrayResolute Small/Mid Cap Growth Fund

Cost of investments	$3,680,876

Gross unrealized appreciation	696,034
Gross unrealized depreciation	(110,367)
Net unrealized appreciation	$585,667

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date                                    November 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ James R. Arnold
                                             James R. Arnold, President

Date                                            November 10, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date                                            November 10, 2017